Segment Geographical Information and Major Customers (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of reported segment results of operation
	Software services	IT professional services	Unallocated expense	Total
2016

Total revenues	$70,834	$130,812	$-	$201,646
Expenses	58,847	118,414	3,298	180,559

Segment operating income (loss)	$11,987	$12,398	$(3,298)	$21,087

Depreciation and amortization	$7,531	$3,769	$308	$11,608

	Software services	IT professional services	Unallocated expense	Total
2017

Total revenues	$77,100	$181,040	$-	$258,140
Expenses	63,649	164,558	3,977	232,184

Segment operating income (loss)	$13,451	$16,482	$(3,977)	$25,956

Depreciation and amortization	$9,242	$4,100	$269	$13,611

2018

Total revenues	$81,332	$203,043	$-	$284,375
Expenses	63,902	183,985	4,790	252,677

Segment operating income (loss)	$17,430	$19,058	$(4,790)	$31,698

Depreciation and amortization	$8,727	$3,611	$226	$12,564

Schedule of total revenues classified according to geographical destination
	Year ended December 31,
	2016	2017	2018

United States	$100,470	$123,113	$137,066
Israel	58,079	91,917	103,850
Europe	23,642	26,635	28,257
Japan	11,226	9,253	9,797
Other	8,229	7,222	5,405

	$201,646	$258,140	$284,375

Schedule of long-lived assets
	December 31,
	2017	2018

Israel	$111,217	$100,206
United States	32,223	30,222
Japan	5,008	5,082
Other	2,931	2,800
Europe	1,289	1,247

	$152,668	$139,557